SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 68,870	$ 51,683	$ 37,951
Deferred taxes due to carryforward losses	15,840	11,887	8,729
Valuation allowance	(15,840)	(11,887)	(8,729)
Net deferred tax asset